Note 8 - Long-term Bank Loans - Summary of Long-term Debt (Details) - USD ($)		Dec. 31, 2020	Dec. 31, 2019
Long-term debt, gross		$ 67,301,300	$ 85,207,220
Less: Current portion		(20,891,840)	(12,541,840)
Long-term portion		46,409,460	72,665,380
Deferred charges, current portion		246,520	246,520
Deferred charges, long-term portion		189,432	477,595
Long-term bank loans, current portion net of deferred charges		20,645,320	12,295,320
Long-term bank loans, long-term portion net of deferred charges		46,220,028	72,187,785
Euroseas Ltd.		2,500,000	5,000,000
Joanna Maritime Ltd., Jonathan John Shipping Ltd., Corfu Navigation Ltd., Bridge Shipping Ltd, Noumea Shipping Ltd., Gregos Shiping Ltd. [Member]
Long-term debt, gross	[1]	24,625,000	37,650,000
Diamantis Shipowners Ltd. [Member]
Long-term debt, gross	[2]	3,026,300	3,507,220
Kea Shipowners Ltd. / Spetses Shipowners Ltd. / Hydra Shipowners Ltd. [Member]
Long-term debt, gross	[3]	11,150,000	12,050,000
Antwerp Shipping Ltd. / Busan Shipping Ltd. / Keelung Shipping Ltd. / Oakland Shipping Ltd. [Member]
Long-term debt, gross	[4]	$ 28,500,000	$ 32,000,000

[1]	On November 21, 2018, the Company signed a reducing revolving credit facility with Eurobank Ergasias S.A (the "Lender") for an amount of up to $45,000,000. A loan of $30,000,000 was drawn on November 21, 2018 by Alterwall Business Inc., Allendale Investments S.A., Manolis Shipping Ltd., Joanna Maritime Ltd., Jonathan John Shipping Ltd., Athens Shipping Ltd., Oinousses Navigation Ltd., Corfu Navigation Ltd. and Bridge Shipping Ltd. to fully refinance all of the Company's existing facilities with this bank and provide working capital. The revolving tranche was available for a period of 18 months from signing of the loan agreement for the purpose of partly financing new vessel acquisitions or providing working capital and can be renewed subject to the bank's approval and a fee to be determined. The loan is payable in 12 equal consecutive quarterly principal installments of $900,000 followed by a balloon amount of $19,200,000 to be paid together with the last principal installment in November 2021. The interest rate margin is 3.90% over LIBOR, reduced from 4.40% as described below. Each quarterly principal instalment paid is added to the revolving tranche and may be redrawn. The remaining $7,350,000 of the revolving facility, after including principal repayments up to December 31, 2019, remained available to the Company in order to finance up to 55% of the market value of post 2001-bulit ships. The undrawn amount available under the revolving facility paid an annual commitment of 0.40% and any amount drawn would pay a 1% underwriting fee. On June 26, 2020, the Lender signed with the borrower a second supplement letter according to which the undrawn committed amount under the abovementioned credit facility agreement was cancelled upon the borrower's request. Additionally, the Lender agreed to defer the amount of $2,700,000 (the remaining three installments of 2020) to be repaid together with the balloon payment in November 2021. Within the third and the fourth quarter of 2020 the Company sold five vessels used as collateral under the abovementioned credit facility agreement (M/V "Manolis P.", M/V "EM Oinousses", M/V "Kuo Hsiung", M/V "Ninos" and M/V "EM Athens"). An aggregate amount of $11,750,000 was prepaid and all aforementioned vessels were released from their mortgages. Following the above prepayment, the quarterly principal installments were reduced to $400,000 and the balloon payment was reduced to $12,150,000 with the repayment of the loan resuming in February 2021. Euroseas Ltd. and Subsidiaries Notes to consolidated financial statements as of December 31, 2019 and 2020 and for the Years ended December 31, 2018, 2019 and 2020 (All amounts expressed in U.S. Dollars) 8. Long-Term Bank Loans – continued The loan is secured with (i) first priority mortgages over M/V "Aegean Express", M/V "Joanna", M/V "EM Corfu" and M/V "Akinada Bridge", (ii) first assignment of earnings and insurance of the aforementioned vessels, (iii) a corporate guarantee of Euroseas Ltd. and other covenants and guarantees similar to the remaining loans of the Company. The Company has the option (at the Lender's absolute discretion) to substitute a mortgaged vessel by notifying the Lender in writing at least one month prior to the intended substitution date, provided that: a) the substitute vessel is of a similar type, of the same or younger age, having the same or enhanced characteristics (including, without limitation, deadweight, lightweight, shipyard pedigree and technical specifications) and will be 100% owned by a shipowning company, incorporated in a jurisdiction acceptable to the Lender and owned by a ship owning company owned by the Company (directly or indirectly) and b) the new shipowning company provides a first preferred mortgage over the new vessel and a corporate guarantee in favor of the Lender and executes any other security documentation as may be requested by the Lender at its discretion. The Company paid loan arrangement fees of $300,000 within 2018 for this tranche. On May 30, 2019, the Lender made available to the Company two new ship-related (M/V "EM Astoria" and M/V "Evridiki G") advances totaling $12.0 million or 55% of the aggregate market value of the two aforementioned vessels, with a simultaneous reduction of the margin of the loan, from 4.40% to 3.90% per annum. The Lender also agreed, during the remaining facility period, to reduce the amount held as cash collateral from $5.0 million to $1.0 million and release the balance in favor of the borrower. The loan was used to refinance the existing facilities of Noumea Shipping Ltd. and Gregos Shiping Ltd. and to provide working capital. The loan is payable in 16 equal consecutive quarterly principal installments of $375,000 followed by a balloon amount of $6,000,000 to be paid together with the last principal installment in May 2023. On June 26, 2020, the Lender agreed to defer the amount of $1,125,000 (the remaining three installments of 2020) to be repaid together with the balloon payment in May 2023, increasing the balloon amount to $7,125,000. The loan is secured with (i) first priority mortgages over M/V "Evridiki G" and M/V "EM Astoria", (ii) first assignment of earnings and insurance of the aforementioned vessels, (iii) a corporate guarantee of Euroseas Ltd. and other covenants and guarantees similar to the remaining loans of the Company. The Company paid a loan arrangement fee of $32,000 within 2019 for this tranche. The security cover ratio covenant for the facility is set to 140%.
[2]	On July 29, 2019, the Company signed a term loan facility with Piraeus Bank S.A. for an amount not exceeding the lesser between $4,000,000 and 90% of the scrap value of M/V "Diamantis P". On July 31, 2019, a loan of $3,667,680 was drawn by Diamantis Shipping Ltd. to partly finance the acquisition of M/V "Diamantis P". The loan is payable in twelve equal consecutive quarterly instalments of $160,460 plus a balloon amount of $1,742,160 to be paid together with the last instalment in July 2022. The margin of the loan is 3.50% over LIBOR. The loan is secured with (i) first priority mortgage over M/V "Diamantis P", (ii) first assignment of earnings and insurance of M/V "Diamantis P", (iii) a corporate guarantee of Euroseas Ltd. and other covenants and guarantees similar to remaining loans of the Company. The Company paid a loan arrangement fee of $32,000 within 2019 for this loan. The security cover ratio covenant for the facility is set to 110% until the first anniversary of the drawdown date and 120% thereafter. On July 29, 2020, the Company signed a supplemental agreement with Piraeus Bank S.A. under which it was agreed to defer the amount of $160,460, representing half of the installments of the third and the fourth quarter of 2020 to be repaid together with the balloon payment in July 2022, increasing the balloon amount to $1,902,620.
[3]	On July 30, 2019, the Company signed a term loan facility with HSBC Bank Plc. for an amount of $12,500,000. The loan was used to partly finance the acquisition of M/V "EM Hydra", M/V "EM Kea" and M/V "EM Spetses". The loan was drawn in tranches upon the delivery of each vessel to the Company with the last drawdown taking place on August 8, 2019. The loan is payable in fourteen consecutive equal quarterly installments of $450,000 plus a balloon payment of $6,200,000 to be paid together with the last instalment in February 2023. The loan bears interest at LIBOR plus a margin of 2.95%. The loan is secured with (i) first priority mortgages over M/V "EM Hydra", M/V "EM Kea" and M/V "EM Spetses" (ii) first assignment of earnings and insurance of the abovementioned vessels, (iii) a corporate guarantee of Euroseas Ltd. and other covenants and guarantees similar to the remaining loans of the Company. The Company paid loan arrangement fees of $62,500 within 2019 for this loan. The security cover ratio covenant for the facility is set to 130%. On September 30, 2020, the Company signed a supplemental agreement with HSBC Bank Plc. under which it was agreed to defer the amount of $900,000, representing the installments of the third and the fourth quarter of 2020, to be repaid together with the balloon payment in February 2023, increasing the balloon amount to $7,100,000.
[4]	On November 8, 2019, the Company signed a term loan facility with Piraeus Bank S.A. for an amount of $32,000,000. The loan was used to partly finance the acquisition of M/V "Synergy Antwerp", M/V "Synergy Busan", M/V "Synergy Keelung" and M/V "Synergy Oakland". The loan was drawn in tranches upon the delivery of each vessel to the Company with the last drawdown taking place on November 18, 2019. The loan is payable in three consecutive equal quarterly instalments of $1,400,000 followed by thirteen consecutive equal quarterly instalments of $800,000 and a balloon payment of $17,400,000 to paid together with the last instalment in November 2023. The loan bears interest at LIBOR plus a margin of 3.50%. The loan is secured with (i) first priority mortgages over M/V "Synergy Antwerp", M/V "Synergy Busan", M/V "Synergy Keelung" and M/V "Synergy Oakland" (ii) first assignment of earnings and insurance of the abovementioned vessels, (iii) a corporate guarantee of Euroseas Ltd. and other covenants and guarantees similar to the remaining loans of the Company. The Company paid loan arrangement fees of $352,000 within 2019 for this loan. The security cover ratio covenant for the facility is set to 125%. On July 7, 2020, the Company signed a supplemental agreement with Piraeus Bank S.A. under which it was agreed to defer the amount of $1,500,000 from the installments of the third and the fourth quarter of 2020, to be repaid together with the balloon payment in November 2023, increasing the balloon amount to $18,900,000. On September 30, 2019, Euroseas signed an agreement with Colby Trading Ltd. ("Colby"), a company controlled by the Pittas family and affiliated with the Company's Chief Executive Officer, as supplemented on December 20, 2019, March 30, 2020 and November 15, 2020, to draw down a $2.5 million loan to finance the special survey and WBT system installation on M/V "Akinada Bridge". Interest on the loan is 8% per annum and is payable quarterly. The loan was payable in four repayment instalments of a principal amount of $625,000 each. The first repayment instalment was paid on May 15, 2020 and the remaining three instalments, which were payable on a quarterly basis, were rescheduled to be paid at the maturity of the loan in March 2021.Under certain limited circumstances, the Company can pay principal in equity, and the loan is convertible in common stock of the Company at the option of the lender at certain times. The Company paid $51,111 and $160,035 on interest for the years ended December 31, 2019 and 2020, respectively. On November 24, 2020, Colby exercised its right to convert the outstanding balance of the loan of $1,875,000 into the Company's common shares as per the terms of the loan agreement. As a result, on November 25, 2020, the Company issued 702,247 shares to Colby. The conversion price was the lowest closing price over the fifteen business days prior to the conversion notice as per the terms of the loan, amounting to approximately $2.67 per share. The Company incurred a loss on the extinguishment of the above debt of $491,571, deriving from the difference between the conversion price and the closing price of the Company's common shares on the Nasdaq Capital Market on the date of issuance of approximately $3.37 per share. The specific amount is recorded under "Loss on debt extinguishment" in the consolidated statement of operations. Euroseas Ltd. and Subsidiaries Notes to consolidated financial statements as of December 31, 2019 and 2020 and for the Years ended December 31, 2018, 2019 and 2020 (All amounts expressed in U.S. Dollars) 8. Long-Term Bank Loans – continued On November 1, 2019, Euroseas signed a second agreement with Colby, as supplemented on November 15, 2020, to draw another $2.5 million loan to finance working capital needs. Interest on the loan is 8% per annum and is payable quarterly. This loan was fully repaid upon its maturity on March 31, 2021. The Company paid $33,333 and $201,248 on interest for this loan for the years ended December 31, 2019 and 2020, respectively.